Note 14 - Segment Information (Tables)	12 Months Ended
Mar. 31, 2019
Notes Tables
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and	Prepared
	Vegetable	Foods	Snack	Other	Total
	(In thousands)
2019:
Net sales	$1,091,997	$79,593	$9,684	$18,307	$1,199,581
Operating loss	(34,145)	(2,736)	(8)	(1,190)	(38,079)
Identifiable assets	788,860	55,378	2,056	1,347	847,641
Capital expenditures	33,794	1,427	54	2,354	37,629
Depreciation and amortization	24,785	3,980	249	919	29,933

2018:
Net sales	$1,042,808	$92,826	$10,110	$17,150	$1,162,894
Operating income	8,860	2,869	558	2,544	14,831
Identifiable assets	841,805	53,132	1,915	2,025	898,877
Capital expenditures	32,171	926	-	535	33,632
Depreciation and amortization	23,883	4,330	336	903	29,452

Revenue from External Customers by Products and Services [Table Text Block]
Classes of similar products/services:	2019	2018
	(In thousands)
Net Sales:
Green Giant *	$71,161	$124,811
Canned vegetables	815,780	721,121
Frozen	113,115	105,857
Fruit	91,941	91,019
Prepared foods	79,593	92,826
Snack	9,684	10,110
Other	18,307	17,150
Total	$1,199,581	$1,162,894